Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Current
Cash	$ 39,205	$ 476
Gst Recoverable	11,042	12,044
Prepaid Expenses	23,763	0
Deferred Loss On Derivatives	229,857	280,637
Total Assets	303,867	293,157
Current
Trade And Other Payables	135,125	147,597
Shareholder Loans	63,535	0
Convertible Promissory Notes - Liability Component	88,562	91,721
Derivative Liability	551,566	1,610,858
Promissory Notes	11,877	11,904
Total Liabilities	850,665	1,862,080
Shareholders' (deficiency)
Share Capital	9,391,778	8,876,281
Obligation To Issue Common Shares	69,761	0
Reserves	60,000	60,000
Accumulated Deficit	(10,068,337)	(10,505,204)
Total Deficiency Attributable To Shareholders	(546,798)	(1,568,923)
Total Liabilities And Shareholders'equity(deficiency)	$ 303,867	$ 293,157